Directors and Key Management compensation - Additional Information (Details)	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015 director	Dec. 31, 2015 director	Dec. 31, 2017 director executive_officer	Dec. 31, 2016 director executive_officer	Mar. 31, 2015 director
Disclosure of transactions between related parties [line items]
Number of executive Officers accruing benefits under share-based payment schemes | executive_officer			2	3
Number of directors accruing benefits under money purchase schemes		1	2	1	0
Predecessor
Disclosure of transactions between related parties [line items]
Number of directors who qualifying service shares were received under long term incentive schemes	8
Number of directors accruing benefits under money purchase schemes	4